                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 28, 2014
                                       TO
              PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 28, 2008 (as supplemented) for the Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 842-9325 to request a free copy. Upon request, financial statements for MetLife Investors USA Insurance Company will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) with the following:

     o 100% of your purchase payments or account value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Asset Allocation 80 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, BlackRock Money Market Portfolio, and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

     Platform 1
     ----------

     Fixed Account
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

                                                                   SUPP-VIN414US

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     Platform 2
     ----------

     AllianceBernstein Global Dynamic Allocation Portfolio
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     AQR Global Risk Balanced Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     ClearBridge Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Equity Income Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     Fidelity(R) VIP Contrafund(R) Portfolio
     Franklin Income VIP Fund
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Allocation Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Research International Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Oppenheimer Global Equity Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     Templeton Foreign VIP Fund
     Western Asset Variable Global High Yield Bond Portfolio
     WMC Large Cap Research Portfolio

     Platform 3
     ----------

     Invesco Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio

     Platform 4
     ----------

     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio

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     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     MFS(R) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, under "Transfers," replace the list of Monitored Portfolios with the following:

     the American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Foreign VIP Fund, and Western Asset Variable Global High Yield Bond Portfolio

3. LIVING BENEFITS

In the "LIVING BENEFITS" section, under "Description of GMIB Plus II," add the following to the "Terminating the GMIB Plus II Rider" subsection:

     If an owner or joint owner dies and:

          o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

          o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 90th birthday);

     we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.

In the "LIVING BENEFITS" section, under "Description of GMIB Plus I," add the following to item (7):

     If an owner or joint owner dies and:

          o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

          o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

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     we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.

And replace item (8) with the following:

     (8) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

          (a)  the AllianceBernstein Global Dynamic Allocation Portfolio

          (b)  the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

          (c)  the AQR Global Risk Balanced Portfolio

          (d)  the BlackRock Global Tactical Strategies Portfolio

          (e)  the BlackRock Money Market Portfolio

          (f)  the Invesco Balanced-Risk Allocation Portfolio

          (g)  the JPMorgan Global Active Allocation Portfolio

          (h)  the MetLife Asset Allocation 20 Portfolio

          (i)  the MetLife Asset Allocation 40 Portfolio

          (j)  the MetLife Asset Allocation 60 Portfolio

          (k)  the MetLife Asset Allocation 80 Portfolio

          (l)  the MetLife Balanced Plus Portfolio

          (m)  the MetLife Multi-Index Targeted Risk Portfolio

          (n)  the PanAgora Global Diversified Risk Portfolio

          (o)  the Pyramis(R) Government Income Portfolio

          (p)  the Pyramis(R) Managed Risk Portfolio

          (q)  the Schroders Global Multi-Asset Portfolio

     You may elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.

In the "LIVING BENEFITS" section, under "Description of GMIB II," add the following to item (7):

     If an owner or joint owner dies and:

          o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

          o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

                                       4

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     we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.

Under the "Description of the Lifetime Withdrawal Guarantee I" heading, replace the "Investment Allocation Restrictions" paragraph with the following:

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

          (a)  the AllianceBernstein Global Dynamic Allocation Portfolio

          (b)  the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

          (c)  the AQR Global Risk Balanced Portfolio

          (d)  the BlackRock Global Tactical Strategies Portfolio

          (e)  the BlackRock Money Market Portfolio

          (f)  the Invesco Balanced-Risk Allocation Portfolio

          (g)  the JPMorgan Global Active Allocation Portfolio

          (h)  the MetLife Asset Allocation 20 Portfolio

          (i)  the MetLife Asset Allocation 40 Portfolio

          (j)  the MetLife Asset Allocation 60 Portfolio

          (k)  the MetLife Asset Allocation 80 Portfolio

          (l)  the MetLife Balanced Plus Portfolio

          (m)  the MetLife Multi-Index Targeted Risk Portfolio

          (n)  the PanAgora Global Diversified Risk Portfolio

          (o)  the Pyramis(R) Government Income Portfolio

          (p)  the Pyramis(R) Managed Risk Portfolio

          (q)  the Schroders Global Multi-Asset Portfolio

     You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios. On the other hand, if you elect the LWG II rider, you must comply with the restrictions listed in "Purchase - Investment Allocation Restrictions for Certain Riders."

4. OTHER INFORMATION

In the "OTHER INFORMATION" section, replace the "MetLife Investors USA" subsection with the following:

     METLIFE INVESTORS USA

     MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the

                                       5

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     business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut (MetLife of Connecticut). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

     In 2013, MetLife, Inc. announced its plans to merge MetLife Investors USA, MetLife of Connecticut, MetLife Investors Insurance Company (MetLife Investors), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors, like MetLife Investors USA and MetLife of Connecticut, is a U.S. insurance company that issues variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

In the "OTHER INFORMATION" section, under "Distributor," replace the address for Distributor with "1095 Avenue of the Americas, New York, NY 10036."

5. APPENDIX A - DISCONTINUED INVESTMENT PORTFOLIOS

Add the following to the list of Discontinued Investment Portfolios at the end of Appendix A:

     Effective as of February 3, 2014:

          o Metropolitan Series Fund: Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011) changed its name to WMC Core Equity Opportunities Portfolio (Class B).

     Effective as of April 28, 2014:

          o Legg Mason Partners Variable Equity Trust: ClearBridge Variable All Cap Value Portfolio (Class I) (formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio) (closed effective April 28, 2008) was replaced with Met Investors Series
               Trust: T. Rowe Price Large Cap Value Portfolio (Class E); and

          o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class A) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class A) (closed effective April 28, 2014).

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6. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

7. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the subsections titled "American Funds Insurance Series(R)
(Class 2)" through "Metropolitan Series Fund, Inc. - Asset Allocation Portfolios (Class B)" with the investment portfolio information attached to this prospectus supplement.

8. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                         Telephone: 800-842-9325

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INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                                                            NET
                                                                                       ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                                         FUND      ANNUAL     EXPENSE      ANNUAL
                                                  MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                                     FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                                  ----------- -------------- --------- --------- ---------- ------------ ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund                  0.52%       0.25%         0.03%     0.00%     0.80%         -         0.80%
 American Funds Growth Fund                         0.33%       0.25%         0.02%     0.00%     0.60%         -         0.60%
 American Funds Growth-Income Fund                  0.27%       0.25%         0.02%     0.00%     0.54%         -         0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                            0.55%       0.10%         0.09%     0.00%     0.74%         -         0.74%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Income VIP Fund                           0.45%       0.25%         0.02%     0.00%     0.72%         -         0.72%
 Templeton Foreign VIP Fund                         0.64%       0.25%         0.14%     0.00%     1.03%         -         1.03%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation Portfolio        0.70%       0.00%         0.05%     0.00%     0.75%      0.00%        0.75%
 ClearBridge Variable Equity Income Portfolio       0.75%       0.25%         0.06%     0.00%     1.06%      0.00%        1.06%
 ClearBridge Variable Large Cap Value Portfolio     0.65%       0.00%         0.08%     0.00%     0.73%      0.00%        0.73%
 ClearBridge Variable Small Cap Growth Portfolio    0.75%       0.00%         0.08%     0.00%     0.83%      0.00%        0.83%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable Global High Yield           0.70%       0.00%         0.11%     0.00%     0.81%      0.00%        0.81%
  Bond Portfolio
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic                   0.61%       0.25%         0.03%     0.01%     0.90%      0.02%        0.88%
  Allocation Portfolio
 Allianz Global Investors Dynamic Multi-Asset       0.68%       0.25%         0.93%     0.00%     1.86%      0.66%        1.20%
  Plus Portfolio
 AQR Global Risk Balanced Portfolio                 0.61%       0.25%         0.04%     0.03%     0.93%      0.02%        0.91%
 BlackRock Global Tactical Strategies Portfolio     0.66%       0.25%         0.01%     0.14%     1.06%      0.03%        1.03%
 Clarion Global Real Estate Portfolio               0.60%       0.25%         0.05%     0.00%     0.90%         -         0.90%
 ClearBridge Aggressive Growth Portfolio            0.59%       0.25%         0.02%     0.00%     0.86%      0.00%        0.86%
 Invesco Balanced-Risk Allocation Portfolio         0.64%       0.25%         0.04%     0.03%     0.96%      0.03%        0.93%
 Invesco Comstock Portfolio                         0.57%       0.25%         0.02%     0.00%     0.84%      0.02%        0.82%
 Invesco Mid Cap Value Portfolio                    0.65%       0.25%         0.05%     0.08%     1.03%      0.02%        1.01%
 Invesco Small Cap Growth Portfolio                 0.85%       0.00%         0.02%     0.00%     0.87%      0.02%        0.85%
 JPMorgan Global Active Allocation Portfolio        0.74%       0.25%         0.09%     0.00%     1.08%      0.05%        1.03%
 JPMorgan Small Cap Value Portfolio                 0.77%       0.00%         0.06%     0.04%     0.87%      0.09%        0.78%
 Met/Franklin Low Duration Total Return Portfolio   0.50%       0.25%         0.05%     0.00%     0.80%      0.03%        0.77%

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
                                                                                                                            NET
                                                                                       ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                                         FUND      ANNUAL     EXPENSE      ANNUAL
                                                  MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                                     FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                                  ----------- -------------- --------- --------- ---------- ------------ ----------
MET INVESTORS SERIES TRUST (CONTINUED)
 MetLife Balanced Plus Portfolio                    0.24%       0.25%         0.01%     0.42%     0.92%      0.00%        0.92%
 MetLife Multi-Index Targeted Risk Portfolio        0.18%       0.25%         0.11%     0.22%     0.76%         -         0.76%
 MFS(R) Emerging Markets Equity Portfolio           0.87%       0.25%         0.15%     0.00%     1.27%      0.01%        1.26%
 MFS(R) Research International Portfolio            0.68%       0.25%         0.07%     0.00%     1.00%      0.06%        0.94%
 Morgan Stanley Mid Cap Growth Portfolio            0.64%       0.25%         0.05%     0.00%     0.94%      0.01%        0.93%
 Oppenheimer Global Equity Portfolio                0.67%       0.25%         0.08%     0.00%     1.00%      0.03%        0.97%
 PanAgora Global Diversified Risk Portfolio         0.65%       0.25%         0.98%     0.02%     1.90%      0.58%        1.32%
 PIMCO Inflation Protected Bond Portfolio           0.47%       0.25%         0.08%     0.00%     0.80%      0.00%        0.80%
 PIMCO Total Return Portfolio                       0.48%       0.25%         0.03%     0.00%     0.76%         -         0.76%
 Pioneer Fund Portfolio                             0.65%       0.00%         0.05%     0.00%     0.70%      0.04%        0.66%
 Pioneer Strategic Income Portfolio                 0.57%       0.00%         0.06%     0.00%     0.63%         -         0.63%
 Pyramis(R) Government Income Portfolio             0.42%       0.25%         0.03%     0.00%     0.70%         -         0.70%
 Pyramis(R) Managed Risk Portfolio                  0.45%       0.25%         0.45%     0.46%     1.61%      0.35%        1.26%
 Schroders Global Multi-Asset Portfolio             0.65%       0.25%         0.10%     0.05%     1.05%         -         1.05%
 T. Rowe Price Large Cap Value Portfolio            0.57%       0.25%         0.02%     0.00%     0.84%         -         0.84%
 WMC Large Cap Research Portfolio                   0.59%       0.15%         0.03%     0.00%     0.77%      0.05%        0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio                    0.33%       0.15%         0.02%     0.00%     0.50%      0.00%        0.50%
 BlackRock Capital Appreciation Portfolio           0.69%       0.00%         0.02%     0.00%     0.71%      0.01%        0.70%
 BlackRock Money Market Portfolio                   0.33%       0.15%         0.02%     0.00%     0.50%      0.02%        0.48%
 MetLife Stock Index Portfolio                      0.25%       0.25%         0.02%     0.00%     0.52%      0.01%        0.51%
 MFS(R) Total Return Portfolio                      0.55%       0.20%         0.04%     0.00%     0.79%         -         0.79%
 MFS(R) Value Portfolio                             0.70%       0.00%         0.02%     0.00%     0.72%      0.14%        0.58%
 Neuberger Berman Genesis Portfolio                 0.80%       0.25%         0.03%     0.00%     1.08%      0.01%        1.07%
MET INVESTORS SERIES TRUST - METLIFE ASSET
 ALLOCATION PROGRAM
 MetLife Asset Allocation 100 Portfolio             0.07%       0.25%         0.01%     0.70%     1.03%         -         1.03%
METROPOLITAN SERIES FUND - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio              0.09%       0.25%         0.02%     0.52%     0.88%      0.01%        0.87%
 MetLife Asset Allocation 40 Portfolio              0.07%       0.25%         0.01%     0.57%     0.90%         -         0.90%
 MetLife Asset Allocation 60 Portfolio              0.06%       0.25%         0.00%     0.62%     0.93%         -         0.93%
 MetLife Asset Allocation 80 Portfolio              0.06%       0.25%         0.01%     0.66%     0.98%         -         0.98%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

Fidelity(R) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as the sub-adviser. The following Service Class portfolio is available under the contract:

     Contrafund(R) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for the Franklin Income VIP Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolios are available under the contract:

     Franklin Income VIP Fund
          (formerly Franklin Income Securities Fund)
     Templeton Foreign VIP Fund
          (formerly Templeton Foreign Securities Fund)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

     ClearBridge Variable Appreciation Portfolio (Class I) ClearBridge Variable Equity Income Portfolio (Class II) ClearBridge Variable Large Cap Value Portfolio (Class I) ClearBridge Variable Small Cap Growth Portfolio (Class I)

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:

     Western Asset Variable Global High Yield Bond Portfolio

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

     AllianceBernstein Global Dynamic Allocation Portfolio
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio

     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
        (formerly Lord Abbett Mid Cap Value Portfolio)
     Invesco Small Cap Growth Portfolio (Class A)
     JPMorgan Global Active Allocation Portfolio
     JPMorgan Small Cap Value Portfolio (Class A)
     Met/Franklin Low Duration Total Return Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS(R) Emerging Markets Equity Portfolio
     MFS(R) Research International Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     PanAgora Global Diversified Risk Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio (Class A)
     Pioneer Strategic Income Portfolio (Class A)
     Pyramis(R) Government Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     WMC Large Cap Research Portfolio (Class E)
        (formerly BlackRock Large Cap Core Portfolio)

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

     BlackRock Bond Income Portfolio (Class E)
     BlackRock Capital Appreciation Portfolio (Class A)
     BlackRock Money Market Portfolio (Class E)
     MetLife Stock Index Portfolio (Class B)
     MFS(R) Total Return Portfolio (Class F)
     MFS(R) Value Portfolio (Class A)
     Neuberger Berman Genesis Portfolio (Class B)

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is available under the contract:

     MetLife Asset Allocation 100 Portfolio
          (formerly MetLife Aggressive Strategy Portfolio)

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, Inc., the following Class B Asset Allocation Portfolios are available under the contract:

     MetLife Asset Allocation 20 Portfolio
        (formerly MetLife Conservative Allocation Portfolio)
     MetLife Asset Allocation 40 Portfolio
        (formerly MetLife Conservative to Moderate Allocation Portfolio) MetLife Asset Allocation 60 Portfolio
        (formerly MetLife Moderate Allocation Portfolio)
     MetLife Asset Allocation 80 Portfolio
        (formerly MetLife Moderate to Aggressive Allocation Portfolio)

INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS

The following investment portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":

     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis(R) Managed Risk Portfolio

"Fund of funds" investment portfolios invest substantially all of their assets in other portfolios or other exchange-traded funds ("Underlying ETFs"). Therefore, each of these investment portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds investment portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds investment portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds investment portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS

Fidelity(R) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class portfolio is available under the contract:

CONTRAFUND(R) PORTFOLIO

INVESTMENT OBJECTIVE: The Contrafund(R) Portfolio seeks long-term capital appreciation.

SUBADVISER: FMR Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Income VIP Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME VIP FUND (formerly Franklin Income Securities Fund)

INVESTMENT OBJECTIVE: The Franklin Income VIP Fund seeks to maximize income while maintaining prospects for capital appreciation.

TEMPLETON FOREIGN VIP FUND (formerly Templeton Foreign Securities Fund)

INVESTMENT OBJECTIVE: The Templeton Foreign VIP Fund seeks long-term capital growth.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I or Class II portfolios are available under the contract:

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO - CLASS I

INVESTMENT OBJECTIVE: The ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.

SUBADVISER: ClearBridge Investments, LLC

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO - CLASS II

INVESTMENT OBJECTIVE: The ClearBridge Variable Equity Income Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.

SUBADVISER: ClearBridge Investments, LLC

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I

INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.

SUBADVISER: ClearBridge Investments, LLC

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I

INVESTMENT OBJECTIVE: The ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

SUBADVISER: ClearBridge Investments, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST - CLASS I

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

INVESTMENT OBJECTIVE: The Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return.

SUBADVISER: Western Asset Management Company, Western Asset Management Company Limited, and Western Asset Management Company Pte. Ltd.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

SUBADVISER: AllianceBernstein L.P.

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.

SUBADVISER: Allianz Global Investors U.S. LLC

AQR GLOBAL RISK BALANCED PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

SUBADVISER: AQR Capital Management, LLC

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

SUBADVISER: BlackRock Financial Management, Inc.

CLARION GLOBAL REAL ESTATE PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

SUBADVISER: CBRE Clarion Securities LLC

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

SUBADVISER: ClearBridge Investments, LLC

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

SUBADVISER: Invesco Advisers, Inc.

INVESCO COMSTOCK PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

SUBADVISER: Invesco Advisers, Inc.

INVESCO MID CAP VALUE PORTFOLIO - CLASS B (formerly Lord Abbett Mid Cap Value Portfolio)

INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.

SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC )

INVESCO SMALL CAP GROWTH PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

SUBADVISER: Invesco Advisers, Inc.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

SUBADVISER: J.P. Morgan Investment Management Inc.

JPMORGAN SMALL CAP VALUE PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.

SUBADVISER: J.P. Morgan Investment Management Inc.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

SUBADVISER: Franklin Advisers, Inc.

METLIFE BALANCED PLUS PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

SUBADVISER: Massachusetts Financial Services Company

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

SUBADVISER: Massachusetts Financial Services Company

MORGAN STANLEY MID CAP GROWTH PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

SUBADVISER: Morgan Stanley Investment Management Inc.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

SUBADVISER: OppenheimerFunds, Inc.

PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.

SUBADVISER: PanAgora Asset Management, Inc.

PIMCO INFLATION PROTECTED BOND PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

SUBADVISER: Pacific Investment Management Company LLC

PIMCO TOTAL RETURN PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

SUBADVISER: Pacific Investment Management Company LLC

PIONEER FUND PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

SUBADVISER: Pioneer Investment Management, Inc.

PIONEER STRATEGIC INCOME PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

SUBADVISER: Pioneer Investment Management, Inc.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

SUBADVISER: Pyramis Global Advisors, LLC

PYRAMIS(R) MANAGED RISK PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Pyramis(R) Managed Risk Portfolio seeks total return.

SUBADVISER: Pyramis Global Advisors, LLC

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.

SUBADVISER: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

SUBADVISER: T. Rowe Price Associates, Inc.

WMC LARGE CAP RESEARCH PORTFOLIO - CLASS E (formerly Black Rock Large Cap Core Portfolio)

INVESTMENT OBJECTIVE: The WMC Large Cap Research Portfolio seeks long-term capital appreciation.

SUBADVISER: Wellington Management Company, LLP (formerly BlackRock Financial Management, Inc.)

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO - CLASS E

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

SUBADVISER: BlackRock Advisors, LLC

BLACKROCK CAPITAL APPRECIATION PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.

SUBADVISER: BlackRock Advisors, LLC

BLACKROCK MONEY MARKET PORTFOLIO - CLASS E

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

SUBADVISER: BlackRock Advisors, LLC

METLIFE STOCK INDEX PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

SUBADVISER: MetLife Investment Management, LLC

MFS(R) TOTAL RETURN PORTFOLIO - CLASS F

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

SUBADVISER: Massachusetts Financial Services Company

MFS(R) VALUE PORTFOLIO - CLASS A

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

SUBADVISER: Massachusetts Financial Services Company

NEUBERGER BERMAN GENESIS PORTFOLIO - CLASS B

INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

SUBADVISER: Neuberger Berman Management LLC

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS - CLASS B

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio is available under the contract:

METLIFE ASSET ALLOCATION 100 PORTFOLIO (formerly MetLife Aggressive Strategy Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND - ASSET ALLOCATION PORTFOLIOS - CLASS B

In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE ASSET ALLOCATION 20 PORTFOLIO (formerly MetLife Conservative Allocation Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.

METLIFE ASSET ALLOCATION 40 PORTFOLIO (formerly MetLife Conservative to Moderate Allocation Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE ASSET ALLOCATION 60 PORTFOLIO (formerly MetLife Moderate Allocation Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE ASSET ALLOCATION 80 PORTFOLIO (formerly MetLife Moderate to Aggressive Allocation Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.